OTHER PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2022
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

11. OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	March 31, 2021	March 31, 2022
	RMB	RMB

Accrued advertising expenses (i)	305,217	268,455
Tax payables	77,862	68,720
Deposits	55,770	60,014
Accrued service fee for IT and office support	114,762	53,285
Consideration payable to WeBank, current (Note 10)	71,309	53,162
Interest payable	39,280	50,969
Accrued service fee for transaction support	80,740	39,132
Deferred revenue	23,296	18,049
Accrued salaries and benefits	46,991	13,815
Operating lease liabilities, current	11,657	10,994
Accrued legal proceedings and litigations	17,812	420
Others	49,869	37,318
	894,565	674,333

(i) Pursuant to a contractual payment schedule contained in a supplemental agreement signed with one of the Company’s suppliers in June 2021, in order to settle all payables, due to this supplier, a total of RMB56.1 million, will be waived after full payment is made by the Company as long as the Company makes payments on schedule. As of March 31, 2022, a total of RMB154.3 million was recorded as “accrued advertising expense”, out of which, RMB50.0 million was subsequently paid by the Company on April 1, 2022, and the last payment will be made by December 2022. Currently, the Company made the payments on schedule.

As of March 31, 2022, accrued adverting expenses included a total of RMB69.4 million due to 58.com, which was subsequently settled in July 2022 (Note 26).